Fair Value Measurements	12 Months Ended
Mar. 03, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
5.	FAIR VALUE MEASUREMENTS

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use in pricing the asset or liability such as inherent risk, non-performance risk and credit risk. The Company applies the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:

•	Level 1 - Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

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Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 - Significant unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of the Company’s cash and cash equivalents, accounts receivables, other receivables, accounts payable and accrued liabilities approximate fair value due to their short maturities.

In determining the fair value of investments held, the Company primarily relies on an independent third party valuator for the fair valuation of securities. Pricing inputs used by the independent third party valuator are generally received from two primary vendors. The pricing inputs are reviewed for completeness and accuracy, within a set tolerance level, on a daily basis by the third party valuator. The Company also reviews and understands the inputs used in the valuation process and assesses the pricing of the securities for reasonableness.

The fair values of money market funds were derived from quoted prices in active markets for identical assets or liabilities.

For bankers acceptances, non-U.S. government promissory notes, term deposits/certificates and commercial paper, the independent third party utilizes amortized cost as the short-term nature of the securities approximates fair value. For non-U.S. treasury bills/notes, U.S. treasury bills/notes, U.S. government sponsored enterprise notes, non-U.S. government sponsored enterprise notes, corporate notes/bonds (other than those classified as Level 3), and asset-backed securities, the independent third party provides fair values determined from quoted prices that it obtains from vendors. The Company then corroborates the fair values received from the independent third party against the results of its internal valuation in order to corroborate the pricing provided by the independent third party.

The Company corroborates the fair values provided by the independent third party for bankers acceptances by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates, and credit ratings. The bankers acceptances held by the Company are all issued by major banking organizations and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for term deposits/certificates by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates and credit ratings. The term deposits/certificates held by the Company are all issued by major banking organizations and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for commercial paper by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates, dealer placed rates and credit ratings. The commercial paper held by the Company are all issued by major financing, corporate or capital organizations and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for non-U.S. treasury bills/notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates and credit rating. All non-U.S. treasury bills/notes held by the Company are issued by the Federal and/or Provincial Governments of Canada and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for U.S. treasury bills/notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities as provided by U.S. government bond dealers. All U.S. treasury bills/notes held by the Company are issued by the United States Department of the Treasury and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for U.S. government sponsored enterprise notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities as provided by U.S. government bond dealers or prices as provided by the published index of U.S. Agency securities. The U.S. government sponsored enterprise notes held by the Company are primarily agency notes and collateralized mortgage obligations issued and backed by government organizations such as Freddie Mac and Fannie Mae and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for non-U.S. government sponsored enterprise notes by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates and credit ratings. The non-U.S. government sponsored enterprise notes held by the Company are primarily issued by investment banks backed by European or Latin American countries and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for corporate notes/bonds (other than those classified as Level 3) by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for observable inputs such as differences in maturity dates, interest rates, yield curves, swap rates, credit ratings, industry comparable trades and spread history. The corporate notes/bonds held by the Company are all issued by major corporate organizations and all have investment grade ratings.

The Company corroborates the fair values provided by the independent third party for asset-backed securities by comparing those provided against fair values determined by the Company utilizing quoted prices from vendors for identical securities, or the market prices of similar securities adjusted for different observable inputs such as differences in swap rates and spreads, credit ratings, pricing changes relative to asset class, priority in capital structure, principal payment windows, and maturity dates. All asset-backed securities held by the Company are issued by government or consumer agencies and are primarily backed by commercial automobile and equipment loans and leases. All asset-backed securities held by the Company have investment grade ratings.

Fair values for all investment categories provided by the independent third party that are in excess of 0.5% from the fair values determined by the Company are communicated to the third party for consideration of reasonableness. The independent third party considers the information provided by the Company before determining whether a change in the original pricing is warranted.

The fair values of corporate notes/bonds classified as Level 3, which represent investments in securities for which there is not an active market, are estimated via cash flow pricing methodology using unobservable inputs such as actual monthly interest and principal payments received, maturity rates of holdings, historical prices realized on sales, defaults experienced, maturity extension risk, pricing for similar securities, collateral value, and recovery value for similar securities. The corporate notes/bonds classified as Level 3 held by the Company consist of securities received in a payment-in-kind distribution from a former structured investment vehicle.

The fair value of auction rate securities is estimated using a discounted cash flow model incorporating maturity dates, contractual terms and assumptions concerning liquidity and credit adjustments of the security sponsor to determine timing and amount of future cash flows. The fair value includes an impairment charge of $6 million recognized in fiscal 2011 as discussed in note 4.

The fair value of other investments is represented by the trust claim on LBIE bankruptcy assets and is estimated using unobservable inputs such as estimated recovery values and prices observed on market activity for similar LBIE bankruptcy claims. The fair value includes an impairment charge of $11 million recognized in fiscal 2011 as discussed in note 4.

The fair value of currency forward contracts and currency option contracts has been determined using notional and exercise values, transaction rates, market quoted currency spot rates, forward points and interest rate yield curves. For currency forward contracts and currency option contracts, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. Changes in assumptions could have a significant effect on the estimates.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:

As at March 3, 2012	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$5	$—	$—	$5
Bankers acceptances	—	284	—	284
Term deposits/certificates	—	217	—	217
Commercial paper	—	402	—	402
Non-U.S. treasury bills/notes	—	71	—	71
U.S. treasury bills/notes	—	114	—	114
U.S. government sponsored enterprise notes	—	127	—	127
Non-U.S. government sponsored enterprise notes	—	18	—	18
Corporate notes/bonds	—	159	7	166
Asset-backed securities	—	109	—	109
Auction-rate securities	—	—	36	36
Other investments	—	—	25	25

Total available-for-sale investments	$5	$1,501	$68	$1,574
Currency forward contracts	—	55	—	55
Currency options contracts	—	17	—	17

Total assets	$5	$1,573	$68	$1,646

Liabilities
Currency forward contracts	$—	$34	$—	$34
Currency option contracts	—	1	—	1

Total liabilities	$—	$35	$—	$35

As at February 26, 2011	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$20	$—	$—	$20
Bankers acceptances	—	468	—	468
Term deposits/certificates	—	125	—	125
Commercial paper	—	416	—	416
Non-U.S. treasury bills/notes	—	509	—	509
U.S. treasury bills/notes	—	82	—	82
U.S. government sponsored enterprise notes	—	191	—	191
Non-U.S. government sponsored enterprise notes	—	26	—	26
Corporate notes/bonds	—	335	11	346
Asset-backed securities	—	141	—	141
Auction-rate securities	—	—	35	35
Other investments	—	—	25	25

Total available-for-sale investments	$20	$2,293	$71	$2,384
Currency forward contracts	—	63	—	63
Currency options contracts	—	1	—	1

Total assets	$20	$2,357	$71	$2,448

Liabilities
Currency forward contracts	$—	$129	$—	$129
Currency option contracts	—	1	—	1

Total liabilities	$—	$130	$—	$130

The following table summarizes the changes in fair value of the Company’s Level 3 assets for the year ended March 3, 2012:

Level 3
Balance at February 27, 2010	$48
Change in market values	2
Transfers out of Level 3	(4)
Transfers into Level 3	25

Balance at February 26, 2011	71
Change in market values	1
Principal repayments received	(4)
Transfers out of Level 3	—
Transfers into Level 3	—

Balance at March 3, 2012	$68

The Company recognizes transfers into and out of levels within the fair value hierarchy at the end of the reporting period in which the actual event or change in circumstance occurred. During the year ended March 3, 2012, the Company did not have any significant transfers in or out of Level 1, Level 2 or Level 3. During the year ended February 26, 2011, the Company transferred $25 million into Level 3 Other investments from bank balances, representing the trust claim on LBIE bankruptcy assets.